Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 2,314,675	[1]	$ 2,631,482
Financing cash flows	2,978,754		(349,744)
The effect of changes in foreign exchange rates	(46,040)		56,576
Other changes	199,569		20,255
Ending balance	5,446,958		2,314,675	[1]
Long-term Debt
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,314,675	[1]	2,428,579
Financing cash flows	2,978,754		(144,632)
The effect of changes in foreign exchange rates	(46,040)		56,371
Other changes	199,569		18,251
Ending balance	$ 5,446,958		2,314,675	[1]
Settlement Of Margin
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			7,397
Financing cash flows			(7,602)
The effect of changes in foreign exchange rates			205
Deferred Payment Provision
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance			195,506
Financing cash flows			(197,510)
Other changes			$ 2,004

[1]	Adjusted on adoption of IFRS 9. See note 4.